Subsequent Event:	12 Months Ended
Dec. 31, 2024
Subsequent Event:
Subsequent Event:

Note 21 - Subsequent event:

From December 31, 2024 to the date of issuance of these consolidated financial statements, there were not events that could have a significant effect on the information contained in the consolidated financial statements.